Capital Disclosures (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Capital Disclosures [Abstract]
Summary of Capital Disclosures

	2019	2018
Warrant liability	$-	$157
Finance lease obligations	-	818
Lease liabilities	38,237	-
Long-term debt	8,834	125,804
Total equity (deficiency)	94,934	(63,146)
Cash and cash equivalents	(61,285)	(7,389)
Total capital	$80,720	$56,244